CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 5,709	35,933	16,508	139,976
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense / (expense reversal)	(190)	(1,195)	5,781	3,003
Depreciation and amortization	9,360	58,913	66,755	63,144
Loss on disposal of property and equipment	573	3,605	3,531	3,728
Gain on deconsolidation of Yunnan Nepstar				(8,927)
Equity in income of an equity method investee	(247)	(1,552)	(5,808)	(5,128)
Deferred income taxes	(759)	(4,776)	112	19,519
Inventory write-downs	1,490	9,379	9,424	8,702
Impairment losses of property and equipment	2,250	14,164	3,423
Changes in operating assets and liabilities (net of effect of acquisitions, disposal and deconsolidation of subsidiaries):
Accounts receivable	(3,053)	(19,215)	(11,161)	(12,793)
Prepayment for purchase of inventory from related parties			38,102	32,204
Amounts due from related parties	1,225	7,709	(5,052)	(2,198)
Prepaid expenses, deposits and other current assets	646	4,063	13,544	8,604
Inventories	(2,093)	(13,173)	(72,914)	(52,727)
Deferred income	(2,726)	(17,156)	17,894	12,009
Accounts payable	6,135	38,613	(21)	46,759
Amounts due to related parties	(1,000)	(6,292)	11,928	8,476
Accrued expenses and other payables	(1,245)	(7,843)	4,718	25,490
Income tax payable	1,108	6,975	13,921	5,439
Net cash provided by operating activities	17,183	108,152	110,685	295,280
Cash flows from investing activities:
(Placement)/release of restricted cash	794	5,000	10,000	(15,000)
Purchase of property and equipment	(4,463)	(28,089)	(56,195)	(53,982)
Proceeds from disposal of property and equipment, and land use right	1,544	9,717	718	413
Proceeds from maturity of held-to-maturity investment securities			400,000	641,000
Payment for acquisitions			(1,979)	(19,078)
Payment for land use right				(8,622)
Investment in time deposits with original maturity over three months	(112,490)	(708,000)	(537,000)	(690,000)
Proceeds from maturity of time deposits with original maturity over three months	160,316	1,009,000	954,000	805,000
Effect of deconsolidation of subsidiaries	3	19		(7,011)
Net cash provided by investing activities	45,704	287,647	769,544	652,720
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of employee share options	88	554	10,149	13,302
Payment for repurchase of ordinary shares	(7,233)	(45,522)	(36,584)	(16,082)
Proceeds from short-term bank loans				610,000
Repayment of short-term bank loans			(470,000)	(140,000)
Dividends paid	(32,599)	(205,172)	(239,932)	(1,282,111)
Net cash used in financing activities	(39,744)	(250,140)	(736,367)	(814,891)
Effect of foreign currency exchange rates on cash	(726)	(4,570)	(3,078)	19
Net increase in cash	22,417	141,089	140,784	133,128
Cash and cash equivalents at beginning of the year	99,588	626,796	486,012	352,884
Cash and cash equivalents at end of the year	122,005	767,885	626,796	486,012
Supplemental disclosure of cash flow information:
Interest paid			(1,639)	(2,068)
Income taxes paid	(4,789)	(30,141)	(19,642)	(31,960)
Accounts payable for purchase of property and equipment	$ 750	4,720	4,968	8,112